Derivative Financial Instruments - Schedule of Interest Rate Derivatives (Details) - Interest rate swaps $ in Thousands	Dec. 31, 2020 USD ($) instrument	Dec. 31, 2019 USD ($) instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of Instruments | instrument	4	0
Notional | $	$ 175,000	$ 0